PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,	At December 31,
	2017	2018
	$	$
Buildings	340,215	441,975
Leasehold improvements	11,498	13,058
Machinery	698,150	785,874
Furniture, fixtures and equipment	50,310	64,135
Motor vehicles	5,782	6,100
Land	18,647	18,810
	1,124,602	1,329,952
Accumulated depreciation	(462,128)	(489,927)
Impairment	(7,933)	(30,503)
	654,541	809,522
Construction in process	92,694	75,464
Property, plant and equipment, net	747,235	884,986

Depreciation expense of property, plant and equipment was $72,813,  $88,931 and $120,834 for the years ended December 31, 2016, 2017 and 2018, respectively. Construction in process primarily represents production facilities under construction and the machinery under installation.